(INTERNET INDEX FUND LOGO)
                     TRACKING THE DOW JONES INTERNET INDEX

                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1999

                               Investment Manager

                 (IGAM INTEGRITY GLOBAL ASSET MANAGEMENT LOGO)

February 9, 2000

Dear Internet Index Fund Shareholder:

We are pleased to present our semiannual report for the Internet Index Fund for the period ended December 31, 1999. The Internet Index Fund turned out to be a great success. In less than two months of operation, the Fund experienced impressive performance. The Fund's total return from its launch on November 4, 1999 through December 31, 1999 was 55.60%. During the same period, the Dow Jones Internet IndexTM, the benchmark index for the fund, and S&P 500 Index returned 54.75% and 7.82%, respectively.

In retrospect, the Internet sector continued its rapid growth in 1999 and this coupled with investors' enthusiasm turned into outstanding capital gains for Internet stocks. Specifically, the Dow Jones Internet IndexTM made a return of 168% in 1999. We remain bullish on the outlook for Internet companies and believe that the Internet sector will outperform other sectors for several years to come. We would like to emphasize, however, that Internet stocks will remain volatile and, thus, investors could suffer significant capital losses in a short run. Therefore, I encourage you to consider the Internet Index fund as a vehicle for long term investment.

If you want to obtain the most recent information about the Fund's performance, please visit the Fund's web site at www.internetindexfund.net. The Fund's web site has an e-mail system you can use to communicate with us.

Thank you for your support and participation. We appreciate the confidence you have placed in us, and we look forward to continuing to serve you.

Sincerely  yours,

/s/ Eugene Y. W. Lee

Eugene Y.W. Lee, Ph.D., CFA
President

STATEMENT OF ASSETS & LIABILITIES
December 31, 1999 (Unaudited)

ASSETS:
   Investments, at value (cost $836,614)                           $1,045,229
   Interest receivable                                                    121
   Other assets                                                        30,614
                                                                   ----------
      Total assets                                                  1,075,964
                                                                   ----------

LIABILITIES:
   Accrued expenses and other liabilities                              28,891
   Payable to Investment Manager                                          766
                                                                   ----------
      Total Liabilities                                                29,657
                                                                   ----------

NET ASSETS                                                         $1,046,307
                                                                   ----------
                                                                   ----------

NET ASSETS CONSIST OF:
   Capital stock                                                   $  838,640
   Undistributed net investment loss                                     (948)
   Net unrealized appreciation (depreciation) on investments          208,615
                                                                   ----------
      Total Net Assets                                             $1,046,307
                                                                   ----------
                                                                   ----------

Shares outstanding                                                     67,229

Net Asset Value, Redemption Price and Offering Price Per Share     $    15.56
                                                                   ----------
                                                                   ----------

                     See Notes to the Financial Statements.

STATEMENT OF OPERATIONS
For the two months ending December 31, 1999 (Unaudited)

INVESTMENT INCOME:
  Interest income                                                    $    149
                                                                     --------
   Total Investment Income                                                149
                                                                     --------

EXPENSES:
  Organization costs                                                   50,322
  Shareholder servicing and accounting fees                             8,378
  Federal and state registration                                        6,018
  Administration fee                                                    5,664
  Directors fees                                                        5,192
  Professional fees                                                     5,074
  Reports to shareholders                                               2,419
  Custody fees                                                          1,947
  Investment management fee                                               509
  Distribution fees                                                       196
  Other                                                                 2,950
                                                                     --------
   Total expenses before reimbursement                                 88,669
  Less:  Reimbursement from Investment Manager                        (87,572)
                                                                     --------
   Net Expenses                                                         1,097
                                                                     --------

NET INVESTMENT LOSS                                                      (948)
                                                                     --------

UNREALIZED GAIN ON INVESTMENTS:
  Change in unrealized appreciation (depreciation) on investments     208,615
                                                                     --------
  Net unrealized gain on investments                                  208,615
                                                                     --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $207,667
                                                                     --------
                                                                     --------

                     See Notes to the Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                TWO MONTHS ENDED
                                                               DECEMBER 31, 1999
                                                                  (UNAUDITED)
                                                               -----------------
OPERATIONS:
   Net investment (loss)                                         $      (948)
   Change in unrealized appreciation
     (depreciation) on investments                                   208,615
                                                                 -----------
      Net increase in net assets from operations                     207,667
                                                                 -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                         900,220
   Cost of shares redeemed                                           (61,580)
                                                                 -----------
      Net increase in net assets from capital share transactions     838,640
                                                                 -----------

TOTAL INCREASE IN NET ASSETS                                       1,046,307

NET ASSETS:
   Beginning of period                                                    --
                                                                 -----------
   End of period                                                  $1,046,307
                                                                 -----------
                                                                 -----------

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                        71,186
   Shares redeemed                                                    (3,957)
                                                                 -----------
      Net increase                                                    67,229
                                                                 -----------
                                                                 -----------

                     See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS
December 31, 1999 (Unaudited)

NUMBER OF                                                            MARKET
 SHARES                                                               VALUE
---------                                                            ------
            COMMON STOCKS -- 99.3%

            CONSUMER - 7.5%
       285  CMG Information Services*<F2>                          $   78,909

            CONSUMER CYCLICAL - 1.1%
       426  Etoys, Inc.*<F2>                                           11,261

            CONSUMER NON-DURABLE - 2.4%
       533  Priceline.Com, Inc.*<F2>                                   25,251

            ELECTRONIC - 5.4%
       312  Amazon.Com,  Inc.*<F2>                                     23,751
       200  Vingnette Corporation*<F2>                                 32,600
                                                                   ----------
                                                                       56,351
                                                                   ----------

            FINANCIAL SERVICES - 1.0%
       393  E*Trade Group, Inc.*<F2>                                   10,267

            MANUFACTURING - 4.0%
       470  Inktomi Corporation*<F2>                                   41,713

            MECHANICS & SOFTWARE - 22.0%
       770  American Online, Inc.*<F2>                                 58,087
     1,032  At Home Corporation - Ser A*<F2>                           44,247
       672  Verisign, Inc.*<F2>                                       128,310
                                                                   ----------
                                                                      230,644
                                                                   ----------

            MISCELLANEOUS - 11.9%
       171  Doubleclick, Inc.*<F2>                                     43,274
       218  Ebay, Inc.*<F2>                                            27,291
       250  Infospace.Com*<F2>                                         53,500
                                                                   ----------
                                                                      124,065
                                                                   ----------

            SERVICE - 14.1%
     1,500  Network Solution, Inc. Cl A*<F2>                           38,509
       500  USWEB Corporation*<F2>                                     22,219
       201  Yahoo!, Inc.*<F2>                                          86,970
                                                                   ----------
                                                                      147,698
                                                                   ----------

            SOFTWARE - 13.3%
       263  Broadvision, Inc.*<F2>                                     44,726
       192  Check Point Software Tech*<F2>                             38,160
       414  Lycos, Inc.*<F2>                                           32,939
       194  Realnetwork, Inc.*<F2>                                     23,341
                                                                   ----------
                                                                      139,166
                                                                   ----------

            TELECOMMUNICATION - 16.6%
       279  CNET, Inc.*<F2>                                            15,833
       814  Exodus Communications, Inc.*<F2>                           72,293
       500  Internet Capital Group, Inc.*<F2>                          85,000
                                                                   ----------
                                                                      173,126
                                                                   ----------

            Total common stocks
              (cost $829,836)                                      $1,038,451
                                                                   ----------
                                                                   ----------
PRINCIPAL
 AMOUNT
---------
            SHORT-TERM
              INVESTMENTS -- 0.6%
            VARIABLE RATE DEMAND NOTES#<F1> - 0.6%
    $4,545  Wisconsin Corp Cent
              Credit Union, 5.48%                                       4,545
     2,233  Firstar Bank, 5.56%                                         2,233
                                                                   ----------
            Total variable rate demand notes
              (cost $6,778)                                             6,778
                                                                   ----------
            Total investments - 99.9%
              (cost $836,614)                                       1,045,229
            Other assets and liabilities - 0.1%                         1,078
                                                                   ----------
            TOTAL NET ASSETS - 100.0%                              $1,046,307
                                                                   ----------
                                                                   ----------

#<F1> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1999.
*<F2>  Non income producing.

                     See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

                                                               TWO MONTHS ENDED
                                                              DECEMBER 31, 1999
                                                                 (UNAUDITED)
                                                              -----------------
PER SHARE DATA:

Net asset value, beginning of period                                  $10.00
                                                                      ------

Income from investment operations:
  Net investment (loss)                                                (0.01)
  Net unrealized gains on investments                                   5.57
                                                                      ------
     Total from investment operations                                   5.56
                                                                      ------

     Net asset value, end of period                                   $15.56
                                                                      ------
                                                                      ------

TOTAL RETURN(2)<F4>                                                   55.60%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                                       $1,046,307
  Ratios of expenses to average net assets:
   Before expense reimbursement(3)<F5>                               112.66%
   After expense reimbursement(3)<F5>                                  1.40%
  Ratio of net investment income/(loss) to average net assets:
   Before expense reimbursement(3)<F5>                             (112.46)%
   After expense reimbursement(3)<F5>                                (1.20)%
  Portfolio turnover rate                                              0.00%

(1)<F3>   Operations commenced November 1, 1999
(2)<F4>   Not annualized.
(3)<F5>   Annualized.

                     See Notes to the Financial Statements.

NOTES TO THE FINANCIAL HIGHLIGHTS
December 31, 1999 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  IGAM Group Funds (the "Trust") was organized as a Delaware business trust on July 15, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized is the Internet Index Fund (the "Fund"). The Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Fund commenced operations on November 1, 1999. Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares of the Fund were expensed as incurred.

  The following is a summary of significant accounting policies consistently followed by the Fund.

  a) INVESTMENT VALUATION - Common stocks and other equity-type securities that are listed on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Price information, on listed stocks, is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Corporation. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

  b) FEDERAL INCOME TAXES - A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

  c) INCOME AND EXPENSE - The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.

  d) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

  e) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  f) REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

  g) OTHER - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

2. INVESTMENT TRANSACTIONS

  The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the period November 1, 1999 (inception date) to December 31, 1999, were as follows:

                                        Purchase         Sales
                                        --------         -----
  U.S. Government                       $     --          $ --
  Other                                 $829,835          $ --

  At December 31, 1999, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

  Appreciation                          $257,310
  (Depreciation)                         (48,695)
                                        --------
  Net appreciation on investments       $208,615
                                        --------
                                        --------

  At December 31, 1999, the cost of investments for federal income tax purposes was $836,614.

3. AGREEMENTS

  The Fund has entered into an Investment Advisory Agreement with Internet Index Fund, (the "Investment Adviser"). Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% as applied to the Fund's average daily net assets.

  Until September 30, 2000, the Adviser has agreed to waive its advisory fee and/or reimburse the Fund's other expenses, including organization expenses, to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.40% of the net assets of the Fund, computed on a daily basis. Accordingly, for the period November 1, 1999 to December 31, 1999, the Investment Adviser waived advisory fees and reimbursed the Fund for other expenses in the amount of $87,572. The Adviser may decide to continue the agreement, or revise the total annual operating expense limitations after September 30, 2000. Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.40%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

  T.O. Richardson Securities, Inc., (the "Distributor") serves as principal underwriter of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Corporation. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes the Corporation to pay the Distributor a distribution and shareholder servicing fee of up to 0.25% of the Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the two months ending December 31, 1999, the Fund incurred expenses of $196 pursuant to the 12b-1 Plan.

  Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

BOARD OF TRUSTEES
Edward M. Mazze, Ph.D., Chairman
Eugene Y.W. Lee, Ph.D., CFA, President
Andrew C. Laviano, J.D.
Harris N. Rosen
Bruce Whyte

INVESTMENT MANAGER
Integrity Global Asset Management, Inc.
Wakefield, Rhode Island

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

INDEPENDENT AUDITORS
Arthur Andersen LLP
Milwaukee, Wisconsin

TRANSFER AGENT, FUND ACCOUNTING AGENT
AND FUND ADMINISTRATOR
Firstar Mutual Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
Firstar Bank Milwaukee, N.A.
Milwaukee, Wisconsin

DISTRIBUTOR
T. O. Richardson Securities, Inc.
Farmington, Connecticut